Schedule of Investments
(unaudited)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(a)
.................. GBP 53 $ 71,871
Total Asset-Backed Securities — 0.0%
(Cost: $ 67,969 ) ................................. 71,871
Shares
Shares
Common Stocks
Construction & Engineering — 0.0%
United Site Services
(b) (c)
................. 12,014 87,102
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(b)
.............. 880 —
Financial Services — 0.0%
New Kleo Holdco
(b) (c)
................... 8,085 12,149
Food Products — 0.1%
Lamb Weston Holdings, Inc. ............. 13,673 577,821
Health Care Equipment & Supplies — 0.0%
Medline, Inc. , Class A
(b)
................. 3,318 147,651
Health Care Providers & Services — 0.0%
Quorum Group
(b) (c)
.................... 6,561 3,280
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.
(b)
.................. 3,641 620,936
Metals & Mining — 0.1%
Constellium SE , Class A
(b)
............... 53,325 1,310,728
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP ................... 121,701 2,348,829
Enterprise Products Partners LP ........... 25,502 964,996
3,313,825
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 80,959 2,211,800
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(b)
.................. 31,635 526,541
Total Common Stocks — 0 .8%
(Cost: $ 8,048,820 ) ............................... 8,811,833
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(d)
... USD 443 450,886
ATI, Inc.
4.88% , 10/01/29 ................... 225 221,999
7.25% , 08/15/30 ................... 1,106 1,146,888
5.13% , 10/01/31 ................... 934 922,773
Axon Enterprise, Inc., 6.25%, 03/15/33
(d)
..... 166 169,444
Bombardier, Inc.
(d)
8.75% , 11/15/30 ................... 108 114,862
7.25% , 07/01/31 ................... 123 128,894
7.00% , 06/01/32 ................... 1,260 1,307,681
6.75% , 06/15/33 ................... 1,004 1,036,839
BWX Technologies, Inc., 4.13%, 06/30/28
(d)
... 457 444,351
Carpenter Technology Corp., 5.63%, 03/01/34
(d)
842 834,244
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(d)
................. 4,610 4,586,632
Goat Holdco LLC, 6.75%, 02/01/32
(d)
....... 667 671,088
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Moog, Inc.
(d)
4.25% , 12/15/27 ................... USD 52 $ 51,970
5.50% , 10/15/34 ................... 386 387,213
TransDigm, Inc.
(d)
6.75% , 08/15/28 ................... 577 584,005
6.38% , 03/01/29 ................... 2,192 2,232,909
6.63% , 03/01/32 ................... 1,566 1,597,117
6.00% , 01/15/33 ................... 2,356 2,354,677
6.38% , 05/31/33 ................... 6,296 6,262,432
6.25% , 01/31/34 ................... 584 590,442
6.75% , 01/31/34 ................... 4,381 4,438,413
6.13% , 07/31/34 ................... 3,618 3,558,456
34,094,215
Air Freight & Logistics — 0.1%
(d)
Rand Parent LLC, 8.50%, 02/15/30 ........ 624 640,551
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 195 202,819
843,370
Automobile Components — 1.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(d)
.. 853 847,771
American Axle & Manufacturing, Inc.
(d)
6.38% , 10/15/32 ................... 458 453,302
7.75% , 10/15/33 ................... 478 465,332
Clarios Global LP
6.75% , 05/15/28
(d)
.................. 1,076 1,086,470
6.75% , 02/15/30
(d)
.................. 1,694 1,732,115
4.75% , 06/15/31
(d)
.................. EUR 835 947,636
4.75% , 06/15/31
(a)
.................. 100 113,489
6.75% , 09/15/32
(d)
.................. USD 3,320 3,346,560
Cyprium Corp., 6.13%, 04/15/31
(d)
......... 621 612,193
Dana, Inc.
4.25% , 09/01/30 ................... 130 122,987
4.50% , 02/15/32 ................... 212 197,839
Forvia SE, 5.50%, 06/15/31
(a)
........... EUR 126 144,194
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
USD 273 282,671
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 176 166,551
6.63% , 07/15/30 ................... 316 309,010
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,217 2,172,455
9.75% , 01/15/29 ................... 454 446,351
4.38% , 02/01/29 ................... 317 270,515
10.00% , 11/15/29
(d)
................. 849 836,391
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (e) (f)
............ EUR 100 118,296
Mahle GmbH, 6.50%, 05/02/31
(a)
......... 100 116,872
Schaeffler AG, 4.25%, 04/01/28
(a)
......... 100 114,232
Tenneco, Inc., 8.00%, 11/17/28
(d)
......... USD 1,103 1,099,077
ZF Europe Finance BV
(a)
7.00% , 06/12/30 ................... EUR 200 235,810
5.50% , 02/17/32 ................... 100 109,048
16,347,167
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(a)
...................... GBP 100 101,573
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(d)
...................... USD 1,840 1,768,315
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(a)
.................. EUR 100 114,416
7.75% , 07/17/32
(d)
.................. USD 515 521,486
6.38% , 07/17/33
(d)
.................. EUR 435 500,249
8.13% , 07/17/35
(d)
.................. USD 2,138 2,199,663
RCI Banque SA
(a)
4.25% , 05/23/34 ................... EUR 100 113,681

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(f)
................ EUR 100 $ 117,154
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(f)
................ 100 111,877
Rivian Holdings LLC, 10.00%, 01/15/31
(d)
.... USD 691 671,428
6,219,842
Banks — 0.1%
(a)
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(f)
. EUR 100 115,607
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(f)
...................... 200 229,466
Banco Espirito Santo SA
(b)(g)
2.63% , 05/08/17 ................... 100 25,429
4.75% , 01/15/18 ................... 100 25,429
4.00% , 01/21/25 ................... 100 25,428
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(f)
. 125 151,102
572,461
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(d)
USD 1,051 1,034,769
Genmab A/S
(d)
6.25% , 12/15/32 ................... 535 548,499
7.25% , 12/15/33 ................... 1,313 1,374,358
Grifols SA
(a)
2.25% , 11/15/27 ................... EUR 697 795,520
7.13% , 05/01/30 ................... 100 119,479
3,872,625
Broadline Retail — 0.4%
B&M European Value Retail plc, 6.50%,
11/27/31
(a)
...................... GBP 100 125,046
Getty Images, Inc.
(d)
11.25% , 02/21/30 .................. USD 520 468,307
10.50% , 11/15/30 .................. 354 317,474
Match Group Holdings II LLC
(d)
4.63% , 06/01/28 ................... 231 225,834
3.63% , 10/01/31 ................... 413 367,192
6.13% , 09/15/33 ................... 755 733,719
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 521 539,244
9.75% , 04/15/29 ................... 1,400 1,491,837
4,268,653
Building Products — 1.8%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(d)
...................... 674 695,735
Builders FirstSource, Inc.
(d)
6.38% , 03/01/34 ................... 249 245,817
6.75% , 05/15/35 ................... 922 921,117
EMRLD Borrower LP
6.38% , 12/15/30
(a)
.................. EUR 100 117,651
6.63% , 12/15/30
(d)
.................. USD 1,977 2,010,725
6.75% , 07/15/31
(d)
.................. 2,206 2,268,774
JELD-WEN Holding, Inc., 7.00%, 09/01/32
(d)
.. 186 86,716
JELD-WEN, Inc., 4.88%, 12/15/27
(d)
....... 641 434,619
New Enterprise Stone & Lime Co., Inc.
(d)
5.25% , 07/15/28 ................... 181 178,320
9.75% , 07/15/28 ................... 491 490,503
Quikrete Holdings, Inc.
(d)
6.38% , 03/01/32 ................... 3,368 3,415,162
6.75% , 03/01/33 ................... 2,145 2,178,548
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(d)
...................... 112 111,155
Standard Building Solutions, Inc.
(d)
6.50% , 08/15/32 ................... 1,322 1,322,683
Security
Par (000)
Par (000) Value
Building Products (continued)
6.25% , 08/01/33 ................... USD 3,063 $ 3,028,558
5.88% , 03/15/34 ................... 846 815,704
Standard Industries, Inc.
(d)
4.75% , 01/15/28 ................... 3 2,965
4.38% , 07/15/30 ................... 1,161 1,094,318
3.38% , 01/15/31 ................... 416 372,889
Wilsonart LLC, 11.00%, 08/15/32
(d)
........ 929 673,415
20,465,374
Capital Markets — 0.7%
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 490 482,291
6.70% , 07/29/31 ................... 215 217,511
6.55% , 03/15/32 ................... 376 377,442
Ares Strategic Income Fund, 5.80%, 09/09/30
(d)
540 525,089
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 165 159,745
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 679 669,187
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(d)
................. 415 385,790
Focus Financial Partners LLC, 6.75%, 09/15/31
(d)
1,431 1,421,193
Jane Street Group
(d)
6.13% , 11/01/32 ................... 215 212,611
6.75% , 05/01/33 ................... 728 738,606
Osaic Holdings, Inc.
(d)
6.75% , 08/01/32 ................... 1,038 1,038,130
8.00% , 08/01/33 ................... 2,350 2,319,925
8,547,520
Chemicals — 3.1%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(d) (e)
.......... 750 578,265
Avient Corp., 6.25%, 11/01/31
(d)
.......... 224 225,564
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 77 79,063
6.75% , 04/15/33 ................... 527 540,682
7.38% , 02/15/34 ................... 646 661,843
Chemours Co. (The)
(d)
5.75% , 11/15/28 ................... 1,527 1,511,920
4.63% , 11/15/29 ................... 1,605 1,505,097
7.88% , 03/15/34 ................... 620 619,820
Consolidated Energy Finance SA, 5.63%,
10/15/28
(d)
...................... 150 139,688
Element Solutions, Inc., 3.88%, 09/01/28
(d)
... 3,409 3,319,114
FMC Corp.
3.45% , 10/01/29 ................... 580 518,082
4.50% , 10/01/49 ................... 172 106,437
6.38% , 05/18/53 ................... 123 92,676
HB Fuller Co., 4.25%, 10/15/28 .......... 185 178,652
Herens Holdco SARL, 4.75%, 05/15/28
(d)
.... 451 379,020
Ingevity Corp., 3.88%, 11/01/28
(d)
......... 132 126,713
Itelyum Regeneration SpA, 5.75%, 04/15/30
(a)
. EUR 100 114,012
Kronos International, Inc., 9.50%, 03/15/29
(a)
.. 200 198,596
Lune Holdings SARL, 5.63%, 11/15/28
(a)
..... 100 2,470
Maxam Prill SARL, 6.00%, 07/15/30
(a)
...... 207 236,451
Methanex US Operations, Inc., 6.25%,
03/15/32
(d)
...................... USD 296 302,828
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
. 388 381,421
Olympus Water US Holding Corp.
5.38% , 10/01/29
(a)
.................. EUR 200 213,477
6.25% , 10/01/29
(d)
.................. USD 404 381,797
7.25% , 06/15/31
(d)
.................. 1,995 1,948,522
6.75% , 08/01/32
(d)
.................. 1,972 1,877,982
6.13% , 02/15/33
(a)
.................. EUR 100 111,101
7.25% , 02/15/33
(d)
.................. USD 5,526 5,272,363
Perimeter Holdings LLC, 6.25%, 01/15/34
(d)
... 1,601 1,570,181

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 222 $ 217,021
4.00% , 04/01/31 ................... 325 300,249
4.38% , 02/01/32 ................... 533 497,803
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 2,049 1,998,531
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(d)
...................... 1,254 1,236,497
WR Grace Holdings LLC
(d)
5.63% , 08/15/29 ................... 4,457 4,099,190
7.38% , 03/01/31 ................... 819 821,113
6.63% , 08/15/32 ................... 2,415 2,353,068
7.00% , 08/01/33 ................... 1,520 1,476,186
36,193,495
Commercial Services & Supplies — 4.4%
ADT Security Corp. (The)
(d)
4.88% , 07/15/32 ................... 212 198,025
5.88% , 10/15/33 ................... 1,721 1,666,805
Allied Universal Holdco LLC
4.63% , 06/01/28
(d)
.................. 4,114 4,018,257
4.88% , 06/01/28
(a)
.................. GBP 150 192,133
6.00% , 06/01/29
(d)
.................. USD 5,400 5,217,895
6.88% , 06/15/30
(d)
.................. 2,634 2,670,039
7.88% , 02/15/31
(d)
.................. 6,406 6,605,963
Amber Finco plc, 6.63%, 07/15/29
(a)
........ EUR 111 131,658
APCOA GmbH, 6.00%, 04/15/31
(a)
........ 106 119,991
APi Group DE, Inc.
(d)
4.13% , 07/15/29 ................... USD 453 431,383
4.75% , 10/15/29 ................... 225 217,774
Aramark Services, Inc., 5.00%, 02/01/28
(d)
.... 251 249,519
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (f)
..................... EUR 100 115,251
Biffa Group Holdings Ltd.
(a)
5.25% , 06/15/31 ................... 100 111,815
7.38% , 06/15/31 ................... GBP 100 129,249
Brink's Co. (The)
(d)
6.50% , 06/15/29 ................... USD 408 414,316
6.75% , 06/15/32 ................... 762 771,309
Deluxe Corp., 8.13%, 09/15/29
(d)
......... 335 347,758
Garda World Security Corp.
(d)
7.75% , 02/15/28 ................... 1,247 1,268,532
6.00% , 06/01/29 ................... 420 399,766
8.25% , 08/01/32 ................... 1,962 1,941,465
8.38% , 11/15/32 ................... 4,463 4,466,031
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(d)
...................... 1,488 1,459,424
GFL Environmental, Inc.
(d)
4.00% , 08/01/28 ................... 689 669,791
4.75% , 06/15/29 ................... 23 22,567
4.38% , 08/15/29 ................... 1,000 972,923
6.75% , 01/15/31 ................... 711 735,762
Group Laboratories South Africa Pty. Ltd.
(b)(d)(g)
5.88% , 11/01/28 ................... 177 91,155
9.50% , 11/01/28 ................... 1,305 672,075
8.63% , 10/01/31 ................... 488 251,320
Luna 1.5 SARL
10.50% , 07/01/32
(d)
................. EUR 325 398,190
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(a) (e)
.................... 100 122,520
Madison IAQ LLC
(d)
4.13% , 06/30/28 ................... USD 504 492,203
5.88% , 06/30/29 ................... 1,831 1,795,588
Paprec Holding SA, 4.13%, 07/15/30
(a)
...... EUR 100 113,347
Reworld Holding Corp., 4.88%, 12/01/29
(d)
.... USD 365 342,173
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
RR Donnelley & Sons Co., 9.50%, 08/01/29
(d)
.. USD 1,559 $ 1,578,026
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(d)
...................... 2,214 2,265,637
Veritiv Operating Co., 10.50%, 11/30/30
(d)
.... 422 438,563
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
..... 5,376 5,436,485
Williams Scotsman, Inc.
(d)
6.63% , 06/15/29 ................... 473 478,319
6.63% , 04/15/30 ................... 553 561,731
7.38% , 10/01/31 ................... 845 866,444
51,449,177
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
..... 430 403,439
Construction & Engineering — 0.5%
AECOM, 6.00%, 08/01/33
(d)
............ 1,418 1,416,442
Arcosa, Inc.
(d)
4.38% , 04/15/29 ................... 401 386,861
6.88% , 08/15/32 ................... 343 351,452
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
...................... 2,979 2,722,546
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
.... 279 270,626
Heathrow Finance plc, 6.63%, 03/01/31
(a)
.... GBP 100 131,270
Weekley Homes LLC, 6.75%, 01/15/34
(d)
..... USD 506 484,620
5,763,817
Consumer Finance — 1.4%
Azorra Finance Ltd.
(d)
7.75% , 04/15/30 ................... 434 447,333
7.25% , 01/15/31 ................... 338 341,275
6.25% , 02/15/34 ................... 357 331,808
GGAM Finance Ltd.
(d)
8.00% , 06/15/28 ................... 264 273,994
6.88% , 04/15/29 ................... 335 342,452
5.88% , 03/15/30 ................... 196 195,265
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
...................... 1,865 1,892,416
Navient Corp.
9.38% , 07/25/30 ................... 48 46,792
7.88% , 06/15/32 ................... 376 335,222
OneMain Finance Corp.
6.63% , 05/15/29 ................... 832 832,808
5.38% , 11/15/29 ................... 478 460,942
7.88% , 03/15/30 ................... 631 651,178
6.13% , 05/15/30 ................... 994 971,974
4.00% , 09/15/30 ................... 471 425,352
7.50% , 05/15/31 ................... 175 175,934
7.13% , 11/15/31 ................... 221 218,966
6.75% , 03/15/32 ................... 1,573 1,526,183
7.13% , 09/15/32 ................... 370 364,397
6.50% , 03/15/33 ................... 1,059 1,012,325
6.75% , 09/15/33 ................... 2,429 2,329,053
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(d)
3,499 3,521,009
16,696,678
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
(d)
5.50% , 03/31/31 ................... 486 480,495
5.63% , 03/31/32 ................... 430 423,342
6.25% , 03/15/33 ................... 805 810,397
5.75% , 03/31/34 ................... 1,722 1,684,712
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(a)
.. GBP 163 198,955
Boots Group Finco LP
5.38% , 08/31/32
(d)
.................. EUR 1,095 1,259,232
5.38% , 08/31/32
(a)
.................. 100 114,998
7.38% , 08/31/32
(d)
.................. GBP 480 630,958
KeHE Distributors LLC, 9.00%, 02/15/29
(d)
.... USD 439 457,021

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.64% , 07/01/29
(a) (f)
............... EUR 200 $ 230,697
Market Bidco Finco plc, 6.75%, 01/31/31
(a)
... 100 111,035
New Immo Holding SA, 3.25%, 07/23/27
(a)
.... 100 113,305
Ocado Group plc, 11.00%, 06/15/30
(a)
...... GBP 100 131,969
Performance Food Group, Inc.
(d)
4.25% , 08/01/29 ................... USD 181 173,862
6.13% , 09/15/32 ................... 1,839 1,842,396
5.63% , 03/01/34 ................... 1,821 1,756,341
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
. 469 469,370
US Foods, Inc.
(d)
4.75% , 02/15/29 ................... 126 124,324
7.25% , 01/15/32 ................... 388 401,490
11,414,899
Containers & Packaging — 2.3%
Ardagh Group SA
9.50% , 12/01/30
(d)
.................. 2,062 2,162,497
9.50% , 12/01/30
(a)
.................. 87 91,739
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(d) (e) (f)
................... 1,600 1,304,116
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(a) (e)
.................... EUR 509 465,886
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(a)
.................. 200 208,552
4.00% , 09/01/29
(d)
.................. USD 3,289 3,011,742
6.25% , 01/30/31
(d)
.................. 950 941,842
Ball Corp.
4.25% , 07/01/32 ................... EUR 405 462,637
5.50% , 09/15/33 ................... USD 434 434,249
Canpack SA, 2.38%, 11/01/27
(a)
.......... EUR 400 448,225
Clydesdale Acquisition Holdings, Inc.
(d)
6.63% , 04/15/29 ................... USD 633 621,646
6.88% , 01/15/30 ................... 948 921,430
6.75% , 04/15/32 ................... 1,619 1,531,806
Crown Americas LLC, 5.88%, 06/01/33 ..... 1,986 1,985,083
Kleopatra Finco SARL, (1M EURIBOR + 2.00%),
6.00%, 01/30/31
(f)
................. EUR 81 82,542
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 04/15/30 ................... USD 8,027 8,027,000
9.25% , 04/15/30 ................... 779 723,822
OI European Group BV, 5.25%, 06/01/29
(a)
... EUR 100 114,022
Sealed Air Corp.
(d)
4.00% , 12/01/27 ................... USD 351 350,122
5.00% , 04/15/29 ................... 146 147,095
7.25% , 02/15/31 ................... 60 62,917
6.50% , 07/15/32 ................... 97 101,749
Silgan Holdings, Inc., 4.25%, 02/15/31
(d)
..... EUR 920 1,029,187
Trivium Packaging Finance BV
6.63% , 07/15/30
(d)
.................. 245 284,574
6.63% , 07/15/30
(a)
.................. 245 284,575
8.25% , 07/15/30
(d)
.................. USD 880 920,729
12.25% , 01/15/31
(d)
................. 302 326,978
27,046,762
Distributors — 0.2%
(d)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 18 17,062
Gates Corp., 6.88%, 07/01/29 ........... 776 796,207
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 124 117,184
6.50% , 07/15/32 ................... 1,228 1,209,920
2,140,373
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.7%
Belron UK Finance plc, 5.75%, 10/15/29
(d)
.... USD 910 $ 915,747
Multiversity SpA
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28% , 05/17/31
(f)
................ EUR 100 115,100
7.13% , 05/17/31 ................... 100 115,633
Service Corp. International
3.38% , 08/15/30 ................... USD 305 281,400
4.00% , 05/15/31 ................... 173 161,259
5.75% , 10/15/32 ................... 1,949 1,945,250
Sotheby's
(d)
7.38% , 10/15/27 ................... 1,791 1,782,420
5.88% , 06/01/29 ................... 1,130 1,060,909
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
..... 1,487 1,520,453
7,898,171
Diversified REITs — 0.4%
(d)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(h)
... 223 236,075
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 951 897,802
Uniti Group LP
6.50% , 02/15/29 ................... 267 259,321
6.00% , 01/15/30 ................... 194 182,472
8.63% , 06/15/32 ................... 3,015 3,070,734
4,646,404
Diversified Telecommunication Services — 7.0%
Altice France SA
4.75% , 10/15/30
(a)
.................. EUR 141 154,275
6.88% , 10/15/30
(d)
.................. USD 579 553,640
6.50% , 10/15/31
(d)
.................. 584 553,828
6.50% , 04/15/32
(d)
.................. 4,568 4,327,728
5.63% , 07/15/32
(a)
.................. EUR 34 37,029
6.88% , 07/15/32
(d)
.................. USD 840 795,622
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(d)
.. 2,430 2,412,307
APLD ComputeCo LLC, 9.25%, 12/15/30
(d)
... 890 916,987
Black Pearl Compute LLC, 6.13%, 02/15/31
(d)
.. 2,188 2,226,940
CCO Holdings LLC
5.38% , 06/01/29
(d)
.................. 302 297,848
6.38% , 09/01/29
(d)
.................. 862 864,646
4.75% , 03/01/30
(d)
.................. 1,558 1,478,346
4.50% , 08/15/30
(d)
.................. 334 312,116
4.25% , 02/01/31
(d)
.................. 1,809 1,648,821
4.75% , 02/01/32
(d)
.................. 1,083 979,213
4.50% , 05/01/32 ................... 59 52,703
7.00% , 02/01/33
(d)
.................. 948 950,611
4.50% , 06/01/33
(d)
.................. 1,085 944,626
4.25% , 01/15/34
(d)
.................. 2,917 2,495,475
7.38% , 02/01/36
(d)
.................. 2,801 2,789,367
Cipher Compute LLC, 7.13%, 11/15/30
(d)
..... 1,449 1,501,206
eircom Finance DAC, 5.00%, 04/30/31
(a)
..... EUR 112 128,594
Fibercop SpA
4.75% , 06/30/30
(a)
.................. 100 114,639
5.13% , 06/30/32
(a)
.................. 100 114,430
Series 2034 , 6.00% , 09/30/34
(d)
......... USD 984 936,066
Series 2036 , 7.20% , 07/18/36
(d)
......... 1,168 1,159,555
Flash Compute LLC, 7.25%, 12/31/30
(d)
..... 3,294 3,316,369
Frontier Communications Holdings LLC
5.00% , 05/01/28
(d)
.................. 1,499 1,498,765
6.75% , 05/01/29
(d)
.................. 310 310,388
5.88% , 11/01/29 ................... 509 511,748
6.00% , 01/15/30
(d)
.................. 661 664,954
8.75% , 05/15/30
(d)
.................. 2,460 2,524,171
Iliad SA
(a)
5.63% , 02/15/30 ................... EUR 100 121,012
4.25% , 01/09/32 ................... 100 113,184
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(a)
. 200 231,749

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(d)
3.63% , 01/15/29 ................... USD 174 $ 163,125
6.88% , 06/30/33 ................... 6,995 7,123,338
7.00% , 03/31/34 ................... 5,795 5,931,680
8.50% , 01/15/36 ................... 6,629 6,916,741
Maya SAS, 7.00%, 04/15/32
(d)
........... 1,200 1,201,438
Sable International Finance Ltd., 7.13%,
10/15/32
(d)
...................... 1,190 1,171,089
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(d)
...................... 6,866 6,786,990
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,086 1,209,464
Virgin Media Secured Finance plc
(a)
4.25% , 01/15/30 ................... GBP 100 116,958
4.13% , 08/15/30 ................... 100 114,665
Windstream Services LLC
(d)
8.25% , 10/01/31 ................... USD 4,405 4,603,917
7.50% , 10/15/33 ................... 1,800 1,871,373
WULF Compute LLC, 7.75%, 10/15/30
(d)
..... 2,839 2,999,914
Zayo Group Holdings, Inc.
(d)(e)(f)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 1,671 1,661,234
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 875 817,119
80,728,003
Electric Utilities — 2.4%
Alpha Generation LLC, 6.75%, 10/15/32
(d)
.... 1,191 1,208,427
California Buyer Ltd.
5.63% , 02/15/32
(a)
.................. EUR 100 111,727
6.38% , 02/15/32
(d)
.................. USD 594 580,382
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(a)
.................. EUR 100 115,579
6.75% , 02/28/30
(d)
.................. USD 1,600 1,617,984
4.38% , 07/31/31
(a)
.................. EUR 100 109,457
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54
(a) (f)
........... 100 114,850
NRG Energy, Inc.
(d)
5.75% , 07/15/29 ................... USD 634 633,053
6.00% , 02/01/33 ................... 2,020 2,020,515
5.75% , 01/15/34 ................... 1,831 1,806,143
6.25% , 11/01/34 ................... 2,330 2,348,575
6.00% , 01/15/36 ................... 5,855 5,801,761
Pattern Energy Operations LP, 4.50%, 08/15/28
(d)
118 115,222
Public Power Corp. SA, 4.63%, 10/31/31
(a)
... EUR 100 115,135
Vistra Operations Co. LLC
(d)
7.75% , 10/15/31 ................... USD 806 844,270
6.88% , 04/15/32 ................... 660 683,065
VoltaGrid LLC, 7.38%, 11/01/30
(d)
......... 4,697 4,851,104
XPLR Infrastructure Operating Partners LP
(d)
8.38% , 01/15/31 ................... 1,980 2,084,348
8.63% , 03/15/33 ................... 292 308,475
7.75% , 04/15/34 ................... 2,749 2,839,035
28,309,107
Electrical Equipment — 0.0%
Sensata Technologies BV, 4.00%, 04/15/29
(d)
.. 29 27,984
Electronic Equipment, Instruments & Components — 0.4%
(d)
Coherent Corp., 5.00%, 12/15/29 ......... 790 774,850
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 942 900,866
3.75% , 02/15/31 ................... 1,293 1,199,284
6.63% , 07/15/32 ................... 1,801 1,836,991
Zebra Technologies Corp., 6.50%, 06/01/32 ... 362 364,467
5,076,458
Energy Equipment & Services — 1.7%
Archrock Partners LP
(d)
6.25% , 04/01/28 ................... 845 845,000
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.63% , 09/01/32 ................... USD 2,329 $ 2,374,776
Archrock Services LP, 6.00%, 02/01/34
(d)
.... 917 907,888
Diamond Foreign Asset Co., 8.50%, 10/01/30
(d)
. 257 271,506
Enerflex, Inc., 6.88%, 01/15/31
(d)
......... 113 115,376
Kodiak Gas Services LLC
(d)
7.25% , 02/15/29 ................... 1,262 1,307,501
5.88% , 04/01/31 ................... 1,538 1,545,617
6.50% , 10/01/33 ................... 1,416 1,431,296
6.75% , 10/01/35 ................... 899 913,305
Nabors Industries, Inc., 7.63%, 11/15/32
(d)
.... 509 521,037
Noble Finance II LLC, 8.00%, 04/15/30
(d)
.... 138 142,083
Oceaneering International, Inc., 6.00%, 02/01/28 171 171,695
OEG Finance plc, 7.25%, 09/27/29
(a)
....... EUR 100 119,051
Star Holding LLC, 8.75%, 08/01/31
(d)
....... USD 659 668,579
Tidewater, Inc., 9.13%, 07/15/30
(d)
......... 613 653,048
Transocean International Ltd.
(d)
8.25% , 05/15/29 ................... 196 202,518
8.75% , 02/15/30 ................... 415 431,784
8.50% , 05/15/31 ................... 488 511,813
7.88% , 10/15/32 ................... 549 586,607
USA Compression Partners LP
(d)
7.13% , 03/15/29 ................... 664 679,389
6.25% , 10/01/33 ................... 2,150 2,143,238
Valaris Ltd., 8.38%, 04/30/30
(d)
........... 516 534,674
Vallourec SACA, 7.50%, 04/15/32
(d)
........ 651 682,256
Weatherford International Ltd., 6.75%, 10/15/33
(d)
1,965 2,007,776
19,767,813
Entertainment — 0.5%
Cinemark USA, Inc., 7.00%, 08/01/32
(d)
..... 196 201,388
Discovery Global Holdings, Inc., 5.05%, 03/15/42 3,619 2,384,218
Live Nation Entertainment, Inc.
(d)
4.75% , 10/15/27 ................... 34 33,789
3.75% , 01/15/28 ................... 728 709,969
Odeon Finco plc, 12.75%, 11/01/27
(d)
....... 600 617,597
Pinewood Finco plc, 6.00%, 03/27/30
(a)
...... GBP 112 144,626
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.... USD 187 145,916
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(d) (i)
..................... 638 585,365
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . 1,222 1,081,470
5,904,338
Financial Services — 2.6%
Block, Inc.
2.75% , 06/01/26 ................... 100 99,544
5.63% , 08/15/30
(d)
.................. 1,035 1,029,281
6.50% , 05/15/32 ................... 2,005 2,023,308
6.00% , 08/15/33
(d)
.................. 1,366 1,343,438
CrossCountry Intermediate HoldCo LLC
(d)
6.50% , 10/01/30 ................... 215 204,925
6.75% , 12/01/32 ................... 188 176,899
Freedom Mortgage Holdings LLC
(d)
6.88% , 05/01/31 ................... 164 153,325
9.13% , 05/15/31 ................... 838 851,827
8.38% , 04/01/32 ................... 62 60,989
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(a)
.. EUR 164 190,501
Intrum Investments & Financing AB, 8.00%,
09/11/27
(a)
...................... 177 203,383
ION Platform Finance SARL
(a)
7.88% , 05/01/29 ................... 200 214,768
6.50% , 09/30/30 ................... 100 95,794
Midcap Financial Issuer Trust
(d)
6.50% , 05/01/28 ................... USD 932 904,398
5.63% , 01/15/30 ................... 632 588,936
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... 405 414,301

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
7.13% , 11/15/30 ................... USD 276 $ 274,282
6.88% , 05/15/32 ................... 1,571 1,516,003
6.75% , 02/15/34 ................... 420 393,052
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(a)
...................... EUR 111 121,345
Progroup AG
(a)
5.13% , 04/15/29 ................... 100 115,120
5.38% , 04/15/31 ................... 100 113,139
Rocket Cos., Inc.
(d)
6.50% , 08/01/29 ................... USD 1,350 1,365,195
6.13% , 08/01/30 ................... 2,736 2,761,245
7.13% , 02/01/32 ................... 1,978 2,038,790
6.38% , 08/01/33 ................... 2,650 2,678,471
Rocket Mortgage LLC
(d)
2.88% , 10/15/26 ................... 148 146,399
3.88% , 03/01/31 ................... 83 76,590
4.00% , 10/15/33 ................... 119 106,668
Shift4 Payments LLC
6.75% , 08/15/32
(d)
.................. 2,915 2,866,451
5.50% , 05/15/33
(a)
.................. EUR 200 217,937
5.50% , 05/15/33
(d)
.................. 755 822,712
Stena International SA, 7.25%, 01/15/31
(d)
.... USD 200 202,106
UWM Holdings LLC
(d)
6.63% , 02/01/30 ................... 808 762,083
6.25% , 03/15/31 ................... 1,592 1,449,811
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
.... 851 832,006
WEX, Inc., 6.50%, 03/15/33
(d)
........... 2,472 2,421,502
Worldline SA
(a)
0.00% , 07/30/26
(h) (j)
................. EUR 7 8,188
0.88% , 06/30/27 ................... 100 108,330
29,953,042
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28
(d)
....... USD 233 229,437
Chobani Holdco II LLC, 9.50%, (9.50% Cash or
9.50% PIK), 10/01/29
(d) (e)
............. 3,713 3,950,085
Chobani LLC
(d)
4.63% , 11/15/28 ................... 1,918 1,885,444
7.63% , 07/01/29 ................... 1,818 1,857,736
Darling Global Finance BV
4.50% , 07/15/32
(a)
.................. EUR 100 115,015
4.50% , 07/15/32
(d)
.................. 440 506,063
Darling Ingredients, Inc., 6.00%, 06/15/30
(d)
... USD 88 88,615
Fiesta Purchaser, Inc.
(d)
7.88% , 03/01/31 ................... 45 45,813
9.63% , 09/15/32 ................... 235 239,341
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(a)
.. EUR 200 218,369
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.90%, 12/15/29
(a) (f)
........... 100 115,768
Lamb Weston Holdings, Inc.
(d)
4.88% , 05/15/28 ................... USD 76 75,108
4.13% , 01/31/30 ................... 525 499,825
Post Holdings, Inc.
(d)
4.50% , 09/15/31 ................... 616 572,764
6.25% , 02/15/32 ................... 134 135,385
6.38% , 03/01/33 ................... 275 270,914
6.25% , 10/15/34 ................... 1,089 1,066,356
6.50% , 03/15/36 ................... 1,444 1,414,139
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.... 122 117,411
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(a)
EUR 100 116,455
13,520,043
Gas Utilities — 0.1%
(d)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 367 388,806
Ferrellgas LP, 9.25%, 01/15/31 .......... 508 529,305
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Suburban Propane Partners LP, 5.00%, 06/01/31 USD 102 $ 95,970
1,014,081
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38% , 05/21/30
(a)
.................. EUR 100 115,840
7.00% , 05/21/30
(d)
.................. USD 1,799 1,838,645
BCP V Modular Services Finance II plc, 6.50%,
07/10/31
(a)
...................... EUR 209 205,255
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(a)
...................... 161 127,254
Boels Topholding BV, 5.75%, 05/15/30
(a)
..... 107 124,260
Edge Finco plc, 8.13%, 08/15/31
(a)
........ GBP 140 191,148
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
. USD 787 796,405
Kapla Holding SAS
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.65% , 07/31/30
(f)
................ EUR 100 115,145
5.00% , 04/30/31 ................... 100 113,655
Loxam SAS
(a)
6.38% , 05/15/28 ................... 100 117,531
4.25% , 02/15/31 ................... 100 112,162
RXO, Inc., 6.38%, 05/15/31
(d)
............ USD 366 351,180
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.78%, 04/22/30
(f)
....... EUR 100 107,496
Watco Cos. LLC, 7.13%, 08/01/32
(d)
....... USD 601 617,236
4,933,212
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
3.88% , 07/15/28
(a)
.................. EUR 100 114,608
4.63% , 07/15/28
(d)
.................. USD 1,226 1,196,592
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 3,724 3,845,030
Hologic, Inc., 3.25%, 02/15/29
(d)
.......... 44 43,924
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 521 531,786
Medline Borrower LP
(d)
6.25% , 04/01/29 ................... 363 369,891
5.25% , 10/01/29 ................... 4,474 4,434,599
Neogen Food Safety Corp., 8.63%, 07/20/30
(d)
. 371 389,670
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
508 524,750
11,450,850
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(d)
. 293 299,981
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
.. 1,225 1,211,431
Clariane SE, 7.88%, 06/27/30
(a)
.......... EUR 100 119,594
Community Health Systems, Inc.
(d)
5.25% , 05/15/30 ................... USD 2,766 2,606,906
4.75% , 02/15/31 ................... 1,052 969,864
10.88% , 01/15/32 .................. 652 699,506
9.75% , 01/15/34 ................... 5,055 5,246,423
Concentra Health Services, Inc., 6.88%,
07/15/32
(d)
...................... 1,033 1,067,981
DaVita, Inc.
(d)
6.88% , 09/01/32 ................... 40 40,977
6.75% , 07/15/33 ................... 152 154,607
Ephios Subco 3 SARL, 7.88%, 01/31/31
(a)
.... EUR 100 121,049
Gruppo San Donato SpA, 6.50%, 10/31/31
(a)
.. 100 112,117
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(d)
USD 412 360,939
HealthEquity, Inc., 4.50%, 10/01/29
(d)
....... 1,836 1,776,306
LifePoint Health, Inc.
(d)
9.88% , 08/15/30 ................... 228 241,113
11.00% , 10/15/30 .................. 1,429 1,536,846
8.38% , 02/15/32 ................... 1,489 1,590,136
10.00% , 06/01/32 .................. 1,150 1,174,415
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(a)
..... EUR 100 115,182
Molina Healthcare, Inc.
(d)
3.88% , 11/15/30 ................... USD 632 565,027

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.50% , 02/15/31 ................... USD 1,052 $ 1,034,227
6.25% , 01/15/33 ................... 202 195,857
Option Care Health, Inc., 4.38%, 10/31/29
(d)
... 452 435,637
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
...................... 177 183,549
Star Parent, Inc., 9.00%, 10/01/30
(d)
........ 931 964,517
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(d)
5,054 4,963,904
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 925 945,473
5.50% , 11/15/32
(d)
.................. 426 422,071
6.00% , 11/15/33
(d)
.................. 391 395,632
US Acute Care Solutions LLC, 9.75%, 05/15/29
(d)
738 712,944
30,264,211
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30
(d)
403 406,463
MPT Operating Partnership LP
7.00% , 02/15/32
(d)
.................. EUR 760 864,492
7.00% , 02/15/32
(a)
.................. 104 118,299
8.50% , 02/15/32
(d)
.................. USD 3,039 3,080,975
4,470,229
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 06/01/32
(d)
........... 1,428 1,450,121
Hotel & Resort REITs — 1.2%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(d)
...................... 565 571,918
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
.... 314 314,569
RHP Hotel Properties LP
(d)
4.50% , 02/15/29 ................... 454 440,106
6.50% , 04/01/32 ................... 1,785 1,817,337
6.50% , 06/15/33 ................... 1,113 1,133,341
5.75% , 03/15/34 ................... 1,669 1,647,059
RLJ Lodging Trust LP
(d)
3.75% , 07/01/26 ................... 258 256,742
4.00% , 09/15/29 ................... 217 203,239
Service Properties Trust
0.00% , 09/30/27
(d) (j)
................. 793 721,468
8.63% , 11/15/31
(d)
.................. 5,433 5,673,801
8.88% , 06/15/32 ................... 768 761,194
XHR LP, 6.63%, 05/15/30
(d)
............. 308 310,958
13,851,732
Hotels, Restaurants & Leisure — 4.1%
1011778 BC ULC
(d)
4.38% , 01/15/28 ................... 122 120,291
5.63% , 09/15/29 ................... 328 328,715
4.00% , 10/15/30 ................... 693 651,368
Acushnet Co., 5.63%, 12/01/33
(d)
......... 317 314,547
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(a)
...................... EUR 90 107,537
Boyne USA, Inc., 4.75%, 05/15/29
(d)
....... USD 569 551,928
Brightstar Lottery plc, 5.75%, 01/15/33
(d)
..... 684 664,901
Caesars Entertainment, Inc.
(d)
4.63% , 10/15/29 ................... 832 800,297
7.00% , 02/15/30 ................... 955 966,794
6.50% , 02/15/32 ................... 1,359 1,343,179
Carnival Corp.
(d)
5.88% , 06/15/31 ................... 602 609,399
5.75% , 08/01/32 ................... 382 381,876
6.13% , 02/15/33 ................... 1,714 1,731,183
Carnival plc, 4.13%, 07/15/31
(d)
.......... EUR 659 741,627
Churchill Downs, Inc.
(d)
4.75% , 01/15/28 ................... USD 875 863,203
5.75% , 04/01/30 ................... 2,014 1,991,771
6.75% , 05/01/31 ................... 2,062 2,100,768
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cirsa Finance International SARL, (3-mo.
EURIBOR + 3.00%), 5.15%, 10/15/32
(a) (f)
... EUR 100 $ 115,046
Deuce Finco plc, 7.00%, 11/20/31
(a)
........ GBP 100 130,338
Elior Group SA, 5.63%, 03/15/30
(a)
........ EUR 138 160,990
Entain plc, 4.88%, 11/30/31
(a)
............ 100 113,460
Essendi SA, 5.50%, 11/15/31
(a)
.......... 149 168,386
Fertitta Entertainment LLC
(d)
4.63% , 01/15/29 ................... USD 1,665 1,591,286
6.75% , 01/15/30 ................... 308 287,688
Flutter Treasury DAC, 4.00%, 06/04/31
(a)
.... EUR 100 111,564
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
...................... USD 831 810,729
Hilton Domestic Operating Co., Inc.
(d)
5.88% , 03/15/33 ................... 749 753,573
5.75% , 09/15/33 ................... 94 93,575
5.50% , 03/31/34 ................... 731 714,170
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 ................... 193 196,744
7.50% , 09/01/31 ................... 385 395,126
6.25% , 10/01/33 ................... 394 385,998
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
.. 983 1,003,634
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
671 496,315
Melco Resorts Finance Ltd.
(d)
5.63% , 07/17/27 ................... 200 198,130
5.75% , 07/21/28 ................... 200 196,386
5.38% , 12/04/29 ................... 790 757,412
7.63% , 04/17/32 ................... 1,079 1,095,439
6.50% , 09/24/33 ................... 200 191,886
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................. 800 667,657
MGM China Holdings Ltd., 7.13%, 06/26/31
(d)
.. 244 249,002
MGM Resorts International, 6.13%, 09/15/29 .. 762 766,515
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
...................... 220 213,360
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(d)
...................... 722 739,133
Motion Bondco DAC, 6.63%, 11/15/27
(d)
..... 438 419,261
NCL Corp. Ltd.
(d)
5.88% , 01/15/31 ................... 106 102,986
6.75% , 02/01/32 ................... 754 748,279
6.25% , 09/15/33 ................... 1,915 1,858,198
Pinnacle Bidco plc, 8.25%, 10/11/28
(a)
...... EUR 100 119,320
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 ................... USD 214 130,540
5.88% , 09/01/31 ................... 370 203,500
Rivers Enterprise Borrower LLC
(d)
6.25% , 10/15/30 ................... 423 421,932
6.63% , 02/01/33 ................... 476 472,417
Scientific Games Holdings LP, 6.63%, 03/01/30
(d)
643 553,155
Six Flags Entertainment Corp., 8.63%, 01/15/32
(d)
339 339,547
Station Casinos LLC
(d)
4.50% , 02/15/28 ................... 392 384,214
4.63% , 12/01/31 ................... 333 310,919
6.63% , 03/15/32 ................... 300 301,164
Stonegate Pub Co. Financing plc, 10.75%,
07/31/29
(a)
...................... GBP 100 131,050
TUI AG, 5.88%, 03/15/29
(a)
............. EUR 100 115,166
TUI Cruises GmbH, 5.00%, 05/15/30
(a)
...... 100 112,515
Vail Resorts, Inc.
(d)
5.63% , 07/15/30 ................... USD 555 550,409
6.50% , 05/15/32 ................... 757 765,531
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 ................... 123 123,226
9.13% , 07/15/31 ................... 1,645 1,735,385
5.88% , 10/15/33 ................... 1,629 1,608,331

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
...................... USD 258 $ 257,610
Voyager Parent LLC, 9.25%, 07/01/32
(d)
..... 858 890,788
Wyndham Hotels & Resorts, Inc.
(d)
4.38% , 08/15/28 ................... 227 221,773
5.63% , 03/01/33 ................... 444 436,886
Wynn Macau Ltd.
(d)
5.50% , 10/01/27 ................... 200 197,922
5.63% , 08/26/28 ................... 2,991 2,940,041
4.50% , 03/07/29
(h)
.................. 200 199,100
5.13% , 12/15/29 ................... 938 896,775
Wynn Resorts Finance LLC
(d)
5.13% , 10/01/29 ................... 555 547,824
7.13% , 02/15/31 ................... 1,411 1,479,074
6.25% , 03/15/33 ................... 564 558,134
47,005,898
Household Durables — 1.0%
Ashton Woods USA LLC
(d)
4.63% , 08/01/29 ................... 208 196,501
4.63% , 04/01/30 ................... 325 301,642
6.88% , 08/01/33 ................... 417 402,295
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 157 156,240
Brookfield Residential Properties, Inc.
(d)
5.00% , 06/15/29 ................... 418 396,596
4.88% , 02/15/30 ................... 566 519,663
Century Communities, Inc., 6.63%, 09/15/33
(d)
. 520 509,416
Dream Finders Homes, Inc., 8.25%, 08/15/28
(d)
. 283 287,555
Empire Communities Corp., 9.75%, 05/01/29
(d)
. 124 124,508
Installed Building Products, Inc., 5.63%,
02/01/34
(d)
...................... 662 645,977
K. Hovnanian Enterprises, Inc.
(d)
8.00% , 04/01/31 ................... 1,636 1,617,489
8.38% , 10/01/33 ................... 1,455 1,438,838
LGI Homes, Inc.
(d)
8.75% , 12/15/28 ................... 95 97,198
7.00% , 11/15/32 ................... 688 637,932
Mattamy Group Corp.
(d)
4.63% , 03/01/30 ................... 262 249,097
6.00% , 12/15/33 ................... 204 191,567
Meritage Homes Corp., 1.75%, 05/15/28
(h)
.... 1,112 1,070,856
Newell Brands, Inc.
8.50% , 06/01/28
(d)
.................. 612 631,706
6.63% , 09/15/29 ................... 192 187,408
6.38% , 05/15/30 ................... 237 227,500
6.63% , 05/15/32 ................... 332 317,719
Risewell Homes, Inc.
(d)
9.25% , 10/01/29 ................... 545 550,530
8.50% , 11/01/30 ................... 172 168,185
Somnigroup International, Inc.
(d)
4.00% , 04/15/29 ................... 338 325,038
3.88% , 10/15/31 ................... 115 104,553
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
.... 290 299,609
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(d)
...................... 309 309,270
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 31 30,921
11,995,809
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 241 226,738
Independent Power and Renewable Electricity Producers — 0.3%
(d)
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 233 229,891
3.75% , 01/15/32 ................... 399 363,714
Lightning Power LLC, 7.25%, 08/15/32 ...... 232 241,159
Talen Energy Supply LLC, 8.63%, 06/01/30 ... 187 196,177
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
TransAlta Corp., 5.88%, 02/01/34 ......... USD 635 $ 630,726
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(f) (k)
...................... 477 482,056
XPLR Infrastructure LP, 2.50%, 06/15/26
(h)
... 1,741 1,723,590
3,867,313
Insurance — 6.1%
Alliant Holdings Intermediate LLC
(d)
4.25% , 10/15/27 ................... 2,816 2,759,841
6.75% , 10/15/27 ................... 346 345,736
5.88% , 11/01/29 ................... 2,140 2,070,512
7.00% , 01/15/31 ................... 3,211 3,238,332
6.50% , 10/01/31 ................... 141 138,455
7.38% , 10/01/32 ................... 2,409 2,385,997
AmWINS Group, Inc.
(d)
6.38% , 02/15/29 ................... 223 224,291
4.88% , 06/30/29 ................... 717 686,860
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(d)
...................... 1,610 1,526,823
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(d)
674 609,478
Ardonagh Finco Ltd.
6.88% , 02/15/31
(a)
.................. EUR 715 820,732
7.75% , 02/15/31
(d)
.................. USD 3,621 3,663,427
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(d)
5,715 5,599,343
Asurion LLC
(d)
8.00% , 12/31/32 ................... 2,499 2,592,583
8.38% , 02/01/34 ................... 2,548 2,473,757
Howden UK Refinance plc
(d)
7.25% , 02/15/31 ................... 4,665 4,704,284
8.13% , 02/15/32 ................... 2,340 2,192,462
HUB International Ltd.
(d)
7.25% , 06/15/30 ................... 6,502 6,660,675
7.38% , 01/31/32 ................... 13,203 13,466,571
Jones Deslauriers Insurance Management, Inc.
(d)
8.50% , 03/15/30 ................... 1,742 1,770,618
6.88% , 10/01/33 ................... 1,453 1,329,233
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
. 8,707 8,736,247
Ryan Specialty LLC, 5.88%, 08/01/32
(d)
..... 1,151 1,137,608
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(a)
.. EUR 100 118,189
USI, Inc., 7.50%, 01/15/32
(d)
............ USD 1,895 1,919,936
71,171,990
Interactive Media & Services — 0.2%
Snap, Inc.
(d)
6.88% , 03/01/33 ................... 1,873 1,768,618
6.88% , 03/15/34 ................... 760 714,832
2,483,450
IT Services — 2.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(a)
...................... EUR 114 124,867
Atos SE, 9.36%, 12/18/29
(a) (i)
............ 139 180,528
Beignet Investor LLC, 6.58%, 05/30/49
(d)
..... USD 17,829 18,330,996
CoreWeave, Inc., 9.25%, 06/01/30
(d)
....... 1,043 1,013,441
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
1,953 1,940,986
ION Platform Finance US, Inc.
(d)
4.63% , 05/01/28 ................... 122 113,767
5.00% , 05/01/28 ................... 1,412 1,318,874
8.75% , 05/01/29 ................... 375 348,733
7.88% , 09/30/32 ................... 1,379 1,067,382
24,439,574

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.0%
(d)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 81 $ 75,354
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 166 157,318
232,672
Machinery — 1.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(d)
... 797 800,945
ATS Corp., 4.13%, 12/15/28
(d)
........... 188 181,180
Chart Industries, Inc.
(d)
7.50% , 01/01/30 ................... 1,108 1,151,109
9.50% , 01/01/31 ................... 448 470,622
Columbus McKinnon Corp., 7.13%, 02/01/33
(d)
. 620 619,715
CompoSecure Holdings LLC, 5.63%, 02/01/33
(d)
2,585 2,525,416
Enpro, Inc., 6.13%, 06/01/33
(d)
........... 472 477,412
Esab Corp.
(d)
6.25% , 04/15/29 ................... 381 386,677
5.63% , 04/01/31 ................... 1,613 1,624,307
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(d)
...................... 329 210,131
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a) (f)
...... EUR 100 115,018
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(d)
... USD 1,514 1,457,083
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. 349 364,453
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
145 139,692
Terex Corp.
(d)
5.00% , 05/15/29 ................... 538 530,041
6.25% , 10/15/32 ................... 905 910,899
TK Elevator Midco GmbH, 4.38%, 07/15/27
(a)
.. EUR 89 103,042
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
USD 594 592,447
12,660,189
Media — 5.8%
Block Communications, Inc., 10.25%, 03/01/31
(d)
249 227,820
Cable One, Inc., 1.13%, 03/15/28
(h)
........ 982 738,464
Clear Channel Outdoor Holdings, Inc.
(d)
7.75% , 04/15/28 ................... 921 925,370
7.50% , 06/01/29 ................... 2,037 2,045,596
7.88% , 04/01/30 ................... 1,975 2,066,844
7.13% , 02/15/31 ................... 2,362 2,474,656
7.50% , 03/15/33 ................... 3,934 4,166,098
CMG Media Corp., 8.88%, 06/18/29
(d)
...... 524 453,086
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 1,067 925,510
5.38% , 02/01/28 ................... 1,400 1,035,372
11.25% , 05/15/28 .................. 3,169 2,589,529
11.75% , 01/31/29 .................. 1,400 1,012,403
DirecTV Financing LLC
(d)
5.88% , 08/15/27 ................... 1,383 1,381,543
8.88% , 02/01/30 ................... 1,468 1,464,734
10.00% , 02/15/31 .................. 1,195 1,219,891
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 744 728,897
DISH DBS Corp.
(d)
5.25% , 12/01/26 ................... 2,364 2,343,725
5.75% , 12/01/28 ................... 2,507 2,424,752
DISH Network Corp., 11.75%, 11/15/27
(d)
.... 5,233 5,391,272
EchoStar Corp.
10.75% , 11/30/29 .................. 3,913 4,227,501
6.75% , 11/30/30 ................... 6,742 6,807,989
Gray Media, Inc.
(d)
10.50% , 07/15/29 .................. 249 264,600
9.63% , 07/15/32 ................... 1,728 1,727,890
7.25% , 08/15/33 ................... 1,465 1,476,238
Lamar Media Corp.
4.00% , 02/15/30 ................... 55 52,483
5.38% , 11/01/33
(d)
.................. 634 620,511
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(d)
...................... USD 1,306 $ 871,344
Midcontinent Communications, 8.00%,
08/15/32
(d)
...................... 255 237,494
Neptune Bidco US, Inc.
(d)
9.29% , 04/15/29 ................... 620 621,722
10.38% , 05/15/31 .................. 511 515,603
9.50% , 02/15/33 ................... 1,443 1,400,055
Outfront Media Capital LLC
(d)
5.00% , 08/15/27 ................... 256 255,397
4.25% , 01/15/29 ................... 1,243 1,198,253
4.63% , 03/15/30 ................... 441 425,488
7.38% , 02/15/31 ................... 466 485,904
Sinclair Television Group, Inc., 8.13%, 02/15/33
(d)
2,122 2,157,151
Sirius XM Radio LLC
(d)
5.00% , 08/01/27 ................... 1,129 1,127,424
4.00% , 07/15/28 ................... 223 215,253
Stagwell Global LLC, 5.63%, 08/15/29
(d)
..... 209 198,979
Summer BC Holdco B SARL, 5.88%, 02/15/30
(a)
EUR 100 99,422
Sunrise FinCo. I BV
4.88% , 07/15/31
(d)
.................. USD 882 839,699
4.63% , 05/15/32
(a)
.................. EUR 100 112,937
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................. USD 400 392,528
Univision Communications, Inc.
(d)
8.00% , 08/15/28 ................... 2,819 2,861,263
8.50% , 07/31/31 ................... 1,614 1,621,876
9.38% , 08/01/32 ................... 689 710,094
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
. 353 361,261
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(a)
............. EUR 100 101,292
VZ Secured Financing BV
5.00% , 01/15/32
(d)
.................. USD 200 171,439
5.25% , 01/15/33
(a)
.................. EUR 200 213,118
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
...... USD 275 235,973
Ziggo BV, 4.88%, 01/15/30
(d)
............ 1,028 960,033
67,183,776
Metals & Mining — 2.9%
Aris Mining Corp., 8.00%, 10/31/29
(d)
....... 209 215,427
Arsenal AIC Parent LLC
(d)
8.00% , 10/01/30 ................... 580 603,877
11.50% , 10/01/31 .................. 4,356 4,706,666
Big River Steel LLC, 6.63%, 01/31/29
(d)
..... 2,000 1,995,372
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(d)
..... 1,097 1,096,902
Commercial Metals Co.
(d)
5.75% , 11/15/33 ................... 971 960,791
6.00% , 12/15/35 ................... 1,471 1,450,179
Constellium SE
(d)
5.63% , 06/15/28 ................... 333 331,358
3.75% , 04/15/29 ................... 1,367 1,303,796
6.38% , 08/15/32 ................... 1,984 2,005,506
ERO Copper Corp., 6.50%, 02/15/30
(d)
...... 2,428 2,403,453
First Quantum Minerals Ltd.
(d)
8.00% , 03/01/33 ................... 367 379,173
7.25% , 02/15/34 ................... 567 574,042
6.38% , 02/15/36 ................... 2,258 2,160,466
Kaiser Aluminum Corp.
(d)
4.50% , 06/01/31 ................... 3,103 2,931,518
5.88% , 03/01/34 ................... 2,096 2,057,995
New Gold, Inc., 6.88%, 04/01/32
(d)
........ 887 916,766
Novelis Corp.
(d)
4.75% , 01/30/30 ................... 1,170 1,102,725
6.88% , 01/30/30 ................... 928 936,047
3.88% , 08/15/31 ................... 2,472 2,201,686
6.38% , 08/15/33 ................... 2,763 2,710,206

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(a)
. EUR 500 $ 548,385
33,592,336
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(d)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 USD 788 774,498
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 415 427,296
6.00% , 04/15/30 ................... 229 228,556
6.50% , 07/01/30 ................... 291 297,189
6.50% , 10/15/30 ................... 1,065 1,080,138
2,807,677
Oil, Gas & Consumable Fuels — 5.8%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 868 905,294
Antero Midstream Partners LP, 6.63%, 02/01/32
(d)
704 719,515
Ascent Resources Utica Holdings LLC
(d)
9.00% , 11/01/27 ................... 413 482,173
6.63% , 07/15/33 ................... 504 512,655
Azule Energy Finance plc, 8.25%, 01/22/31
(d)
.. 200 201,908
Blue Racer Midstream LLC
(d)
7.00% , 07/15/29 ................... 581 600,214
7.25% , 07/15/32 ................... 468 486,150
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(d)
...................... 750 787,638
Buckeye Partners LP
6.88% , 07/01/29
(d)
.................. 53 54,549
6.75% , 02/01/30
(d)
.................. 189 195,050
5.85% , 11/15/43 ................... 237 214,510
5.60% , 10/15/44 ................... 158 138,530
California Resources Corp., 7.00%, 01/15/34
(d)
. 389 392,175
Caturus Energy LLC, 8.50%, 02/15/30
(d)
..... 1,786 1,853,180
Chord Energy Corp., 6.75%, 03/15/33
(d)
..... 318 328,317
CITGO Petroleum Corp., 8.38%, 01/15/29
(d)
... 1,234 1,274,332
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
232 220,572
CNX Resources Corp.
(d)
7.25% , 03/01/32 ................... 230 237,005
5.88% , 03/01/34 ................... 899 875,515
Comstock Resources, Inc.
(d)
6.75% , 03/01/29 ................... 1,221 1,205,540
5.88% , 01/15/30 ................... 1,221 1,181,402
CQP Holdco LP, 5.50%, 06/15/31
(d)
........ 2,354 2,295,721
Crescent Energy Finance LLC
(d)
7.75% , 07/31/29 ................... 209 210,568
9.75% , 10/15/30 ................... 273 292,110
7.63% , 04/01/32 ................... 670 679,935
7.88% , 04/15/32 ................... 544 555,781
7.38% , 01/15/33 ................... 525 524,868
8.38% , 01/15/34 ................... 464 485,066
CVR Energy, Inc.
(d)
7.50% , 02/15/31 ................... 388 390,897
7.88% , 02/15/34 ................... 262 262,918
DBR Land Holdings LLC, 6.25%, 12/01/30
(d)
.. 521 527,507
Delek Logistics Partners LP, 7.38%, 06/30/33
(d)
. 870 877,192
Energean plc, 5.63%, 05/12/31
(a)
......... EUR 100 112,455
EQT Corp., 4.50%, 01/15/29 ............ USD 15 14,965
Genesis Energy LP
8.00% , 05/15/33 ................... 269 277,955
6.75% , 03/15/34
(d)
.................. 1,653 1,645,191
Global Partners LP, 7.13%, 07/01/33
(d)
...... 372 375,037
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
...................... 378 386,588
Harvest Midstream I LP, 7.50%, 05/15/32
(d)
... 253 257,877
Hess Midstream Operations LP
(d)
6.50% , 06/01/29 ................... 426 435,170
4.25% , 02/15/30 ................... 341 327,679
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP
(d)
6.25% , 11/01/28 ................... USD 164 $ 164,328
5.75% , 02/01/29 ................... 412 406,237
6.00% , 04/15/30 ................... 49 47,695
6.25% , 04/15/32 ................... 41 39,681
8.38% , 11/01/33 ................... 1,243 1,296,862
6.88% , 05/15/34 ................... 830 810,902
7.25% , 02/15/35 ................... 210 209,352
Howard Midstream Energy Partners LLC
(d)
7.38% , 07/15/32 ................... 387 400,176
6.63% , 01/15/34 ................... 935 938,555
Infinity Natural Resources LLC, 7.63%,
04/01/31
(d)
...................... 617 620,258
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(a)
EUR 100 115,608
ITT Holdings LLC, 6.50%, 08/01/29
(d)
....... USD 2,251 2,188,733
Kinetik Holdings LP, 5.88%, 06/15/30
(d)
...... 84 84,309
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
...................... 633 651,450
Matador Resources Co.
(d)
6.50% , 04/15/32 ................... 736 744,015
6.00% , 04/15/34 ................... 786 781,030
Murphy Oil Corp., 5.88%, 12/01/42
(i)
....... 46 39,034
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 ................... 655 674,747
8.38% , 02/15/32 ................... 2,156 2,221,853
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(d)
... 1,077 1,114,321
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
...................... 296 296,874
PBF Holding Co. LLC, 7.88%, 09/15/30
(d)
.... 428 439,518
Permian Resources Operating LLC
(d)
5.88% , 07/01/29 ................... 775 775,884
7.00% , 01/15/32 ................... 112 115,976
6.25% , 02/01/33 ................... 1,266 1,289,593
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
...... 387 399,766
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(d)
...................... 109 106,282
SM Energy Co.
(d)
8.75% , 07/01/31 ................... 374 390,939
6.63% , 04/15/34 ................... 1,805 1,799,900
Sunoco LP
(d)
5.63% , 03/15/31 ................... 373 371,289
6.63% , 08/15/32 ................... 467 474,317
6.25% , 07/01/33 ................... 385 386,677
5.88% , 03/15/34 ................... 378 373,825
Tallgrass Energy Partners LP
(d)
5.50% , 01/15/28 ................... 380 376,785
7.38% , 02/15/29 ................... 1,447 1,488,582
6.00% , 09/01/31 ................... 219 216,114
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
...................... 764 747,003
TransMontaigne Partners LLC, 8.50%, 06/15/30
(d)
163 164,783
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 2,565 2,773,520
8.38% , 06/01/31 ................... 1,856 1,930,194
9.88% , 02/01/32 ................... 3,763 4,041,417
Venture Global Plaquemines LNG LLC
(d)
6.13% , 12/15/30 ................... 1,852 1,904,645
7.50% , 05/01/33 ................... 726 798,022
6.50% , 01/15/34 ................... 2,580 2,689,506
7.75% , 05/01/35 ................... 1,418 1,589,263
6.75% , 01/15/36 ................... 3,188 3,376,577
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
...................... 950 962,605
67,630,706

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
(a)
Fedrigoni SpA, 6.13%, 06/15/31 .......... EUR 100 $ 106,486
Sappi Papier Holding GmbH, 4.50%, 03/15/32 . 100 103,133
209,619
Passenger Airlines — 0.2%
American Airlines, Inc., 5.75%, 04/20/29
(d)
.... USD 108 107,409
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... 951 898,751
OneSky Flight LLC, 8.88%, 12/15/29
(d)
...... 658 679,197
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 919 899,992
2,585,349
Personal Care Products — 0.2%
Opal Bidco SAS
5.50% , 03/31/32
(a)
.................. EUR 100 112,815
6.50% , 03/31/32
(d)
.................. USD 709 709,683
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 1,352 1,233,606
2,056,104
Pharmaceuticals — 1.8%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 14,600 14,948,122
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(d)
532 547,666
Bausch Health Cos., Inc.
(d)
4.88% , 06/01/28 ................... 128 117,211
11.00% , 09/30/28 .................. 2,146 2,189,003
Dolcetto Holdco SpA, 5.63%, 07/14/32
(a)
..... EUR 100 114,810
Gruenenthal GmbH, 4.63%, 11/15/31
(a)
...... 100 113,270
Nidda Healthcare Holding GmbH
(a)
7.00% , 02/21/30 ................... 145 170,436
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.23% , 10/15/32
(f)
................ 122 139,891
Organon & Co., 4.13%, 04/30/28
(d)
........ USD 400 388,141
Rossini SARL
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.00% , 12/31/29
(f)
................ EUR 49 57,037
6.75% , 12/31/29 ................... 100 118,794
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 100 115,847
7.88% , 09/15/31 ................... 100 134,079
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 940 930,910
6.75% , 03/01/28 ................... 200 204,440
6.00% , 12/01/32 ................... 229 234,730
20,524,387
Professional Services — 0.6%
(d)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 372 384,949
CACI International, Inc., 6.38%, 06/15/33 .... 944 960,922
CoreLogic, Inc., 4.50%, 05/01/28 ......... 4,037 3,789,850
KBR, Inc., 4.75%, 09/30/28 ............. 400 391,130
Science Applications International Corp.
4.88% , 04/01/28 ................... 242 238,159
5.88% , 11/01/33 ................... 713 695,798
6,460,808
Real Estate Management & Development — 0.4%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(e)
.............. EUR 234 280,654
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(a)
...................... 100 112,984
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ USD 570 571,193
9.75% , 04/15/30
(d)
.................. 395 419,318
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(d)
...................... 260 275,412
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(a) (i)
................ EUR 88 93,039
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
USD 252 251,407
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (The)
(d)
4.13% , 02/01/29 ................... USD 469 $ 443,622
4.38% , 02/01/31 ................... 20 18,361
5.88% , 03/01/32 ................... 437 420,519
6.13% , 03/01/34 ................... 1,032 991,060
Vivion Investments SARL
(a)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(e)
..................... EUR 114 131,360
5.63% , 06/08/30 ................... 100 108,029
4,116,958
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(d)
USD 875 858,264
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
... 230 229,059
Kioxia Holdings Corp., 6.63%, 07/24/33
(d)
.... 286 293,958
Microchip Technology, Inc., 0.00%, 02/15/30
(d) (h) (j)
231 225,340
MKS, Inc., 4.25%, 02/15/34
(a)
............ EUR 100 110,431
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
.. USD 676 660,790
Qnity Electronics, Inc.
(d)
5.75% , 08/15/32 ................... 848 849,010
6.25% , 08/15/33 ................... 655 662,295
3,030,883
Software — 3.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(d)
.. 5,785 5,429,938
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
... 904 863,754
Central Parent LLC, 8.00%, 06/15/29
(d)
...... 117 86,952
Central Parent, Inc., 7.25%, 06/15/29
(d)
...... 761 547,702
Clarivate Science Holdings Corp.
(d)
3.88% , 07/01/28 ................... 1,164 1,098,487
4.88% , 07/01/29 ................... 1,985 1,722,357
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 4,551 4,439,820
9.00% , 09/30/29 ................... 6,126 5,909,591
8.25% , 06/30/32 ................... 28 26,556
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
.... 1,173 1,145,744
Fair Isaac Corp.
(d)
4.00% , 06/15/28 ................... 515 499,769
6.00% , 05/15/33 ................... 2,551 2,503,096
IPD 3 BV, 5.50%, 06/15/31
(a)
............ EUR 100 108,551
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(a)
.................. 103 121,601
7.25% , 07/01/33
(d)
.................. USD 3,409 3,532,046
8.75% , 07/01/34
(d)
.................. 3,346 3,502,899
Oracle Corp.
5.70% , 02/04/36 ................... 860 826,880
5.88% , 09/26/45 ................... 228 196,705
5.95% , 09/26/55 ................... 306 257,429
6.70% , 02/04/56 ................... 1,385 1,285,423
6.10% , 09/26/65 ................... 306 253,730
6.85% , 02/04/66 ................... 525 482,644
SS&C Technologies, Inc., 6.50%, 06/01/32
(d)
.. 826 826,028
TeamSystem SpA
(a)(f)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.52% , 07/31/31 ................. EUR 100 110,835
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.27% , 07/01/32 ................. 100 108,646
UKG, Inc., 6.88%, 02/01/31
(d)
............ USD 2,043 1,996,655
37,883,838
Specialized REITs — 0.7%
Iron Mountain, Inc.
5.63% , 07/15/32
(d)
.................. 1,145 1,111,533
6.25% , 01/15/33
(d)
.................. 469 467,500
4.75% , 01/15/34
(a)
.................. EUR 100 107,553

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
4.75% , 01/15/34
(d)
.................. EUR 1,400 $ 1,505,752
Millrose Properties, Inc.
(d)
6.38% , 08/01/30 ................... USD 2,177 2,176,323
6.25% , 09/15/32 ................... 1,417 1,390,938
SBA Communications Corp., 3.13%, 02/01/29 . 1,252 1,186,359
7,945,958
Specialty Retail — 1.7%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(d)
.. 510 516,654
Afflelou SAS, 6.00%, 07/25/29
(a)
.......... EUR 101 118,686
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... USD 186 179,238
5.00% , 02/15/32
(d)
.................. 101 95,648
Bubbles Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.38%, 09/30/31
(a) (f)
...... EUR 100 115,628
Carvana Co.
(d)(e)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,821 1,894,061
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 5,031 5,440,570
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(a)
... GBP 200 269,119
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
. USD 512 529,436
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (f)
...... EUR 100 113,686
Global Auto Holdings Ltd., 11.50%, 08/15/29
(d)
. USD 332 330,311
Goldstory SAS, 6.75%, 02/01/30
(a)
........ EUR 100 112,998
Group 1 Automotive, Inc., 6.38%, 01/15/30
(d)
.. USD 346 348,321
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
. 111 109,040
LCM Investments Holdings II LLC
(d)
4.88% , 05/01/29 ................... 184 179,051
8.25% , 08/01/31 ................... 440 457,048
Lithia Motors, Inc., 5.50%, 10/01/30
(d)
....... 521 510,544
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(d)
.. 1,466 1,427,142
PetSmart LLC, 7.50%, 09/15/32
(d)
......... 250 251,218
Staples, Inc., 10.75%, 09/01/29
(d)
......... 381 352,356
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(d)
...................... 6,011 5,830,627
19,181,382
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(d)
5.88% , 07/15/30 ................... 789 801,971
8.50% , 07/15/31 ................... 1,096 1,149,097
5.75% , 12/01/34 ................... 245 244,081
2,195,149
Textiles, Apparel & Luxury Goods — 0.4%
Beach Acquisition Bidco LLC
(d)
5.25% , 07/15/32 ................... EUR 1,228 1,361,319
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(e)
..................... USD 2,310 2,408,260
Crocs, Inc., 4.13%, 08/15/31
(d)
........... 211 189,865
Levi Strauss & Co.
(d)
4.00% , 08/15/30 ................... EUR 365 419,074
3.50% , 03/01/31 ................... USD 462 423,021
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 5.77%, 07/01/29
(a) (f)
.. EUR 100 115,440
4,916,979
Trading Companies & Distributors — 1.9%
(d)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... USD 715 714,747
7.88% , 12/01/30 ................... 2,018 2,107,186
7.00% , 05/01/31 ................... 2,624 2,689,941
7.00% , 06/15/32 ................... 3,179 3,258,844
5.88% , 04/15/33 ................... 2,563 2,507,610
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 1,147 1,176,098
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
5.75% , 03/15/31 ................... USD 445 $ 438,266
7.25% , 06/15/33 ................... 1,061 1,087,251
6.00% , 03/15/34 ................... 459 443,738
QXO Building Products, Inc., 6.75%, 04/30/32 . 3,736 3,810,686
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 1,620 1,575,255
WESCO Distribution, Inc.
5.25% , 04/15/31 ................... 601 597,412
6.63% , 03/15/32 ................... 332 339,812
6.38% , 03/15/33 ................... 566 576,619
5.50% , 04/15/34 ................... 956 941,516
22,264,981
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 9.00%, 09/15/29
(d)
..... 400 420,216
Digicel International Finance Ltd., 8.63%,
08/01/32
(d)
...................... 4,015 4,074,412
Maya SAS
7.00% , 10/15/28
(d)
.................. 336 338,168
5.38% , 04/15/30
(a)
.................. EUR 100 116,941
6.88% , 04/15/31
(a)
.................. 100 120,415
8.50% , 04/15/31
(d)
.................. USD 1,021 1,068,286
SoftBank Group Corp.
(a)
2.88% , 01/06/27 ................... EUR 150 170,880
5.25% , 10/10/29 ................... 100 113,693
5.75% , 07/08/32 ................... 207 226,989
6.38% , 07/10/33 ................... 132 146,388
Vmed O2 UK Financing I plc
4.25% , 01/31/31
(d)
.................. USD 1,600 1,374,143
4.50% , 07/15/31
(a)
.................. GBP 100 110,928
4.75% , 07/15/31
(d)
.................. USD 800 688,293
5.63% , 04/15/32
(a)
.................. EUR 100 105,884
6.75% , 01/15/33
(d)
.................. USD 1,368 1,222,233
Zegona Finance plc
6.75% , 07/15/29
(a)
.................. EUR 201 240,873
10,538,742
Total Corporate Bonds — 86 .2%
(Cost: $ 1,001,839,626 ) ............................ 999,673,195
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 3,751 3,488,523
Software — 0.3%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 3,943 3,711,790
Total Fixed Rate Loan Interests — 0 .6%
(Cost: $ 7,694,568 ) ............................... 7,200,313
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(f)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43%
,
05/25/29 ............. 406 80,632
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.00%), 4.93%
,
05/25/29 ............. 59 11,452
Kaman Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
02/26/32 ................... 437 436,870

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
02/26/32 ............. USD 4 $ 4,351
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/01/32 ............. 188 187,532
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42% - 6.44%
,
12/11/31 ........ 394 394,112
1,114,949
Automobile Components — 0.2%
(f)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
02/06/29 ............. 846 731,731
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
01/28/32 ................... 1,029 1,024,928
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
8.51%
,
11/17/28 ................... 84 81,945
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
11/17/28 ................... 531 516,792
2,355,396
Automobiles — 0.0%
MajorDrive Holdings IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.96%
,
06/01/28
(f)
............. 152 137,107
Broadline Retail — 0.2%
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32
(f)
............. 2,420 2,425,985
Building Products — 0.1%
(f)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
09/08/32 ................... 132 130,245
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
07/08/30 ............. 286 261,769
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
08/05/31 ................... 408 353,723
745,737
Capital Markets — 0.1%
(f)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
02/18/31 ........ 494 481,665
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(c) (l)
....................... 331 330,172
Ovg Business Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
06/25/31 ............. 31 31,358
843,195
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(f)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27 ............ USD 165 $ 157,322
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 11.42%
,
11/24/28 ............ 190 170,557
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
10/04/29 ............. 1,061 1,042,237
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
07/03/28 ............. 993 864,942
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
11/03/32 ............ 623 599,379
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
04/08/31 .. 440 301,410
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
08/19/32 ............. 431 428,862
3,564,709
Commercial Services & Supplies — 0.2%
(f)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/20/32 ............. 1,444 1,442,917
Jupiter Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
11/03/31 ................... 184 184,295
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 6.75%),
10.41%
,
11/03/26 .................. 166 165,811
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
10/30/28
(b) (c) (g)
................ 834 417,034
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
02/15/29 ... 239 202,545
2,412,602
Construction & Engineering — 0.2%
(f)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B , 01/27/33
(l)
...................... 532 525,843
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , 01/27/33
(l)
............ 71 70,112
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ........ 2,320 1,985,812
2,581,767
Construction Materials — 0.2%
(f)
White Cap Supply Holdings LLC, 1st Lien Term
Loan D , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.17%
,
02/10/33 ........ 498 472,687
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
10/19/29 ... 1,293 1,240,455
1,713,142
Consumer Staples Distribution & Retail — 0.1%
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.17%
,
12/29/32
(f)
............. 1,180 1,160,093

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
04/15/30
(f)
... USD 1,561 $ 1,505,803
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/30/31
(f)
.................. 639 633,403
Diversified Telecommunication Services — 0.7%
(f)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
02/02/32 ............. 776 761,769
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/29/32 ............. 2,518 2,515,381
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.28%
,
09/25/29 ................... 793 702,000
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ........ 200 192,312
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.79% 03/11/30 .............. 4,133 4,051,715
8,223,177
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.67%
,
12/21/29
(f)
........... 238 225,099
Entertainment — 0.0%
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.28%
,
07/22/30
(f)
............. 459 457,702
Financial Services — 0.1%
(f)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/30/31 ............ 133 132,699
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.53%
,
06/06/31 ................... 891 710,253
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31
(c)
............ 370 369,465
1,212,417
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
03/11/33
(f)
............. 363 363,000
Ground Transportation — 0.0%
(f)
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 335 246,788
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 66 49,039
295,827
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
(f)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
01/15/31 ............. USD 1,772 $ 1,774,116
Hologic, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.75%
,
01/14/33 ................... 1,939 1,914,762
3,688,878
Health Care Providers & Services — 0.1%
(f)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
05/19/31 ................... 398 397,701
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. 655 654,434
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.25%
,
01/31/28 ............. 567 377,040
1,429,175
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/15/29
(f)
............. 768 752,227
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29
(f)
....... 281 276,063
Household Durables — 0.0%
(f)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/19/29 ............. 92 90,859
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 61 60,572
151,431
Industrial Conglomerates — 0.2%
(f)
Arcwood Environmental, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.72%
,
03/21/33
(c)
............ 224 224,000
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.67%
,
12/02/31 ... 642 641,950
Resilience Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
02/28/33 ............. 829 824,076
1,690,026
Insurance — 0.1%
(f)
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
04/18/30 ............. 87 85,071
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 .. 605 586,858
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.45%
,
05/06/32 ............ 624 616,721
1,288,650

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
01/31/31
(f)
............. USD 733 $ 634,653
IT Services — 0.1%
(f)
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 826 815,819
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
06/27/31
(c)
............ 290 287,894
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 8.76%
,
02/03/33 ............. 508 484,124
1,587,837
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
09/27/30
(f)
.................. 1,102 1,088,035
Machinery — 0.2%
(f)
CompoSecure Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.93%
,
01/14/33 ............ 752 748,714
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/10/33 ............. 691 681,092
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.17%
,
03/03/33 ... 51 48,809
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , 03/24/33
(c) (l)
............. 266 264,005
1,742,620
Media — 0.5%
(f)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. 1,020 1,021,009
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.93%
,
08/23/28 ........ 1,191 1,192,433
CMG Media Corp., Facility 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.30%
,
06/18/29 ............. 743 693,804
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 1,041 915,359
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.17%
,
02/17/31 ............. 1,745 1,744,457
Gray Media, Inc., 1st Lien Term Loan D ,
6.78%
,
12/01/28 ................... 320 319,675
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
05/23/29 ............. 3 2,669
5,889,406
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(f)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
08/02/32 ............ USD 894 $ 895,904
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. 509 506,224
1,402,128
Professional Services — 0.1%
(f)
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
09/29/31 ............. 155 154,399
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/02/28 ................... 266 253,536
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17%
,
07/31/30 ............. 626 537,847
945,782
Software — 0.1%
(f)
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
03/01/29 ................... 1,045 930,365
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.70%
,
08/31/28 ................... 156 150,997
Sabre GLBL, Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.77%
,
11/15/29 ................... 125 97,915
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02% , 07/30/29 ........... 34 26,507
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 9.77% , 11/15/29 ............ 56 43,648
1,249,432
Specialty Retail — 0.0%
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
01/16/32
(f)
............. 196 194,853
Wireless Telecommunication Services — 0.1%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 8.92%
,
08/09/32 ............ 855 852,900
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
10/06/32 ............. 643 642,989
1,495,889
Total Floating Rate Loan Interests — 4 .9%
(Cost: $ 59,366,758 ) ............................... 57,478,195
Preferred Securities
Capital Trusts — 4.6%
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(f)
............. 600 605,591
Automobiles — 0.0%
(a)
Stellantis NV
(f)(k)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25%
(a)
....................... EUR 100 110,324

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 4.08%), 8.25%
(a)
......... GBP 100 $ 126,490
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88%
(a)
....................... EUR 100 108,957
345,771
Banks — 1.3%
(f)
Bank of America Corp.
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 2,286 2,343,710
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 899 904,415
Bankinter SA , (5-Year EURIBOR ICE Swap Rate
+ 4.71%), 7.38%
(a) (k)
................. EUR 200 243,464
Barclays plc
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 940 891,314
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 200 206,952
(USISSO05 + 5.78%), 9.63% ........... 2,040 2,225,140
(USISSO05 + 3.69%), 7.63% ........... 600 605,820
CaixaBank SA , (5-Year EURIBOR ICE Swap
Rate + 3.94%), 6.25%
(a) (k)
............. EUR 200 235,193
Citigroup, Inc.
(k)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 1,372 1,385,490
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,130 1,129,491
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 451 454,349
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 555 558,917
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 755 755,566
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 450 463,132
Intesa Sanpaolo SpA , (5-Year EUR Swap Annual
+ 5.85%), 5.50%
(a) (k)
................. EUR 250 289,190
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(k)
................... USD 565 611,628
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(k)
.. 316 318,773
Toronto-Dominion Bank (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25% , 07/31/84 ...... 1,055 1,073,167
14,695,711
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.25%), 8.13%
(d) (f) (k)
................. 268 265,781
Capital Markets — 1.0%
(f)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. 1,540 1,475,069
Deutsche Bank AG
(k)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a)
....................... EUR 200 235,092
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a)
....................... 200 239,339
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(a)
....................... EUR 200 $ 227,991
Goldman Sachs Group, Inc. (The)
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... USD 507 516,792
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 1,369 1,361,877
UBS Group AG
(d)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 200 213,165
(USISSO05 + 3.63%), 6.85% ........... 200 198,206
(USISSO05 + 3.08%), 7.00% ........... 400 396,149
(USISSO05 + 3.12%), 6.60% ........... 400 390,414
(USISSO05 + 3.24%), 6.63% ........... 800 779,019
(USISSO05 + 4.16%), 7.75% ........... 1,600 1,648,674
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 1,000 1,126,239
(USISSO05 + 3.18%), 7.13% ........... 600 588,522
(USISSO05 + 3.30%), 7.00% ........... 1,000 972,078
(USISSO05 + 3.32%), 7.00% ........... 800 773,376
11,142,002
Consumer Finance — 0.0%
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(a) (f) (k)
....... EUR 100 115,528
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (f
) (k)
............................. 100 114,337
Diversified Telecommunication Services — 0.0%
Telefonica Emisiones SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.38%
(a) (f) (k)
........ 100 111,643
Electric Utilities — 0.3%
(f)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 366 377,947
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(a)
............ EUR 100 116,183
Electricite de France SA
(k)
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13%
(a)
....................... 200 233,125
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38%
(a)
....................... 100 112,040
Enel SpA , (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (k)
.................. 100 113,864
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. USD 345 356,914
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 665 677,470
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(d) (k)
................. 1,131 1,220,033
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................... 1,068 1,055,321
4,262,897
Electrical Equipment — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (f) (k)
............ EUR 100 117,352

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.2%
(f)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... USD 934 $ 875,718
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 640 629,013
Nationwide Building Society , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (k)
.................. GBP 200 262,727
1,767,458
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(d) (f)
................. USD 569 576,953
Independent Power and Renewable Electricity Producers — 0.3%
(f)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 744 737,987
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.14%),
2.50% , 02/18/3021
(a)
................ GBP 100 100,283
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(d) (k)
........................ USD 2,022 2,024,592
2,862,862
Insurance — 0.0%
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (f) (k)
................ EUR 200 224,890
Multi-Utilities — 0.0%
(f)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... USD 205 214,791
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.51%),
6.50% , 05/21/55
(a)
.................. GBP 100 132,691
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .............. USD 175 177,679
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(a) (k)
......... EUR 100 112,117
637,278
Oil, Gas & Consumable Fuels — 1.2%
(f)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................. USD 420 441,741
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................. 570 598,803
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(k)
....................... 852 850,290
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(k)
....................... 581 591,356
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................. 1,108 1,160,513
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................. 805 817,613
Eni SpA , (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (k)
........................ EUR 100 114,335
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(d) (k)
........................ USD 5,347 $ 5,459,426
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86% , 11/15/83
(a)
........ EUR 100 124,665
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(d) (k)
.................. USD 3,290 3,276,992
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (k)
...... EUR 120 140,167
13,575,901
Passenger Airlines — 0.0%
(a)(f)
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(k)
.............. 100 112,462
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55 .... 100 113,168
225,630
Pharmaceuticals — 0.0%
Bayer AG , Series NC5 , (5-Year EUR Swap
Annual + 3.43%), 6.63% , 09/25/83
(a) (f)
..... 100 119,897
Real Estate Management & Development — 0.0%
(a)(f)(k)
Aroundtown Finance SARL , (5-Year EURIBOR
ICE Swap Rate + 3.43%), 5.25% ........ 225 236,651
Grand City Properties SA , (5-Year EURIBOR ICE
Swap Rate + 2.18%), 1.50% ........... 100 113,252
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63% .............. 100 111,866
Vivion Investments SARL , (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13% ........... 100 96,728
558,497
Wireless Telecommunication Services — 0.1%
(f)
Telefonica Europe BV
(k)
(7-Year EUR Swap Annual + 3.35%), 6.14%
(a)
100 120,047
(EUAMDB08 + 3.12%), 5.75%
(a)
......... 100 118,121
Vodafone Group plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00% , 08/30/86
(a)
.................. GBP 404 559,507
797,675
Total Capital Trusts — 4 .6%
(Cost: $ 52,298,377 ) ............................... 53,123,654
Shares
Shares
Preferred Stocks — 0.3%
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(h)
..... 3,617 194,016
Insurance — 0.2%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 3,036,294 ) , 10.00%
(c) (m)
.............. 3,167 3,158,005
IT Services — 0.0%
(b)(c)
Veritas Newco ....................... 1,012 19,237
Veritas Newco, Series G-1 ............... 699 13,279
32,516

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
. 16,900 $ 962,793
Total Preferred Stocks — 0 .3%
(Cost: $ 4,277,222 ) ............................... 4,347,330
Total Preferred Securities — 4 .9%
(Cost: $ 56,575,599 ) ............................... 57,470,984
Total Long-Term Investments — 97.4%
(Cost: $ 1,133,593,340 ) ............................ 1,130,706,391
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(n) (o)
................... 26,277,429 $ 26,277,429
Total Short-Term Securities — 2 .3%
(Cost: $ 26,277,429 ) ............................... 26,277,429
Total Investments — 99 .7%
(Cost: $ 1,159,870,769 ) ............................ 1,156,983,820
Other Assets Less Liabilities — 0.3% .................... 3,203,750
Net Assets — 100.0% ...............................
$ 1,160,187,570
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Convertible security.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,158,005, representing 0.27% of its net assets as of period end, and an original cost of $3,036,294.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 34,653,672 $ — $ (8,376,243)
(a)
$ — $ — $ 26,277,429 26,277,429 $ 313,059 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 102 06/18/26 $ 11,571 $ 239,281
U.S. Treasury Long Bond ..................................................... 64 06/18/26 7,272 225,693
U.S. Treasury Ultra Bond ..................................................... 17 06/18/26 1,977 69,076
$ 534,050
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,271,298 GBP 3,216,000 State Street Bank and Trust Co. 06/17/26 $ 15,584
USD 30,049,736 EUR 26,049,000 Barclays Bank plc 06/17/26 (164,928)
USD 9,919,809 EUR 8,600,000 Toronto Dominion Bank 06/17/26 (55,473)
(220,401)
$ (204,817)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V1 ........... 5 .00 % Quarterly 06/20/31 B+ USD 19,492 $ 966,384 $ 799,429 $ 166,955
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 40 $ 2,420 $ 3,295 $ (875)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 55 6,652 7,830 (1,178)
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 22 3,686 2,620 1,066
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 146 13,995 13,295 700
$ 26,753 $ 27,040 $ (287)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 12/20/26 USD 22,001 $ (188,828) $ (156,613) $ (32,215)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 8,633 (71,913) (61,453) (10,460)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 12,367 (69,491) (95,572) 26,081
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 10,000 (17,380) (71,185) 53,805
$ (347,612) $ (384,823) $ 37,211
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 71,871 $ — $ 71,871
Common Stocks
Construction & Engineering ................................ — — 87,102 87,102
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — — 12,149 12,149
Food Products ......................................... 577,821 — — 577,821
Health Care Equipment & Supplies ........................... 147,651 — — 147,651
Health Care Providers & Services ............................ — — 3,280 3,280

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ 620,936 $ — $ — $ 620,936
Metals & Mining ........................................ 1,310,728 — — 1,310,728
Oil, Gas & Consumable Fuels ............................... 3,313,825 — — 3,313,825
Specialized REITs ...................................... 2,211,800 — — 2,211,800
Wireless Telecommunication Services ......................... — 526,541 — 526,541
Corporate Bonds ........................................ — 999,673,195 — 999,673,195
Fixed Rate Loan Interests ................................... — 7,200,313 — 7,200,313
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,114,949 — 1,114,949
Automobile Components .................................. — 2,355,396 — 2,355,396
Automobiles .......................................... — 137,107 — 137,107
Broadline Retail ........................................ — 2,425,985 — 2,425,985
Building Products ....................................... — 745,737 — 745,737
Capital Markets ........................................ — 513,023 330,172 843,195
Chemicals ............................................ — 3,564,709 — 3,564,709
Commercial Services & Supplies ............................. — 1,995,568 417,034 2,412,602
Construction & Engineering ................................ — 2,581,767 — 2,581,767
Construction Materials .................................... — 1,713,142 — 1,713,142
Consumer Staples Distribution & Retail ........................ — 1,160,093 — 1,160,093
Containers & Packaging .................................. — 1,505,803 — 1,505,803
Diversified Consumer Services .............................. — 633,403 — 633,403
Diversified Telecommunication Services ........................ — 8,223,177 — 8,223,177
Electrical Equipment ..................................... — 225,099 — 225,099
Entertainment ......................................... — 457,702 — 457,702
Financial Services ...................................... — 842,952 369,465 1,212,417
Gas Utilities ........................................... — 363,000 — 363,000
Ground Transportation ................................... — 295,827 — 295,827
Health Care Equipment & Supplies ........................... — 3,688,878 — 3,688,878
Health Care Providers & Services ............................ — 1,429,175 — 1,429,175
Health Care Technology .................................. — 752,227 — 752,227
Hotels, Restaurants & Leisure .............................. — 276,063 — 276,063
Household Durables ..................................... — 151,431 — 151,431
Industrial Conglomerates .................................. — 1,466,026 224,000 1,690,026
Insurance ............................................ — 1,288,650 — 1,288,650
Interactive Media & Services ............................... — 634,653 — 634,653
IT Services ........................................... — 1,299,943 287,894 1,587,837
Life Sciences Tools & Services .............................. — 1,088,035 — 1,088,035
Machinery ............................................ — 1,478,615 264,005 1,742,620
Media ............................................... — 5,889,406 — 5,889,406
Pharmaceuticals ....................................... — 1,402,128 — 1,402,128
Professional Services .................................... — 945,782 — 945,782
Software ............................................. — 1,249,432 — 1,249,432
Specialty Retail ........................................ — 194,853 — 194,853
Wireless Telecommunication Services ......................... — 1,495,889 — 1,495,889
Preferred Securities
Automobile Components .................................. — 605,591 — 605,591
Automobiles .......................................... — 345,771 — 345,771
Banks ............................................... — 14,695,711 — 14,695,711
Broadline Retail ........................................ — 265,781 — 265,781
Capital Markets ........................................ — 11,142,002 — 11,142,002
Consumer Finance ...................................... — 115,528 — 115,528
Diversified REITs ....................................... — 114,337 — 114,337
Diversified Telecommunication Services ........................ — 111,643 — 111,643
Electric Utilities ........................................ — 4,262,897 — 4,262,897
Electrical Equipment ..................................... — 117,352 — 117,352
Financial Services ...................................... — 1,961,474 — 1,961,474
Gas Utilities ........................................... — 576,953 — 576,953
Independent Power and Renewable Electricity Producers ............ — 2,862,862 — 2,862,862
Insurance ............................................ — 224,890 3,158,005 3,382,895
IT Services ........................................... — — 32,516 32,516
Multi-Utilities .......................................... — 637,278 — 637,278
Oil, Gas & Consumable Fuels ............................... — 13,575,901 — 13,575,901
Passenger Airlines ...................................... — 225,630 — 225,630
Pharmaceuticals ....................................... — 119,897 — 119,897
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ — $ 558,497 $ — $ 558,497
Semiconductors & Semiconductor Equipment .................... — 962,793 — 962,793
Wireless Telecommunication Services ......................... — 797,675 — 797,675
Short-Term Securities
Money Market Funds ...................................... 26,277,429 — — 26,277,429
Unfunded Floating Rate Loan Interests
(a)
........................... — 111 — 111
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (8,188) — (8,188)
$ 34,460,190 $ 1,117,329,931 $ 5,185,622 $ 1,156,975,743
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 168,721 $ — $ 168,721
Foreign currency exchange contracts ............................ — 15,584 — 15,584
Interest rate contracts ....................................... 534,050 79,886 — 613,936
Liabilities
Credit contracts ........................................... — (2,053) — (2,053)
Foreign currency exchange contracts ............................ — (220,401) — (220,401)
Interest rate contracts ....................................... — (42,675) — (42,675)
$ 534,050 $ (938) $ — $ 533,112
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)